May 3, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	New Alternatives Fund, Inc.

File Nos. 002-74436 and 811-03287

Sir or Madam:

On behalf of New Alternatives Fund (the “Fund”) and pursuant to Rule 497(j) of the Securities Act of 1933 (the “Securities Act”), as amended, we hereby certify that the prospectus and statement of additional information of the Fund, that would have been filed by the Fund under Rule 497(c) under the Securities Act does not differ from that contained in Post-Effective Amendment No. 27 to the Fund’s registration statement on Form N-1A as filed electronically with the Commission on April 27, 2007.

Please direct any inquiries regarding this filing to the undersigned at (631)423-7373.

Sincerely,

/s/ David J. Schoenwald
David J. Schoenwald
President of New Alternatives Fund